ASSETS AND LIABILITIES HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Apr. 25, 2023	Dec. 20, 2022
Senegal Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Gross cash proceeds	$ 197.6
Non-controlling ownership interest	10.00%
Discontinued operations | Bambouk
Disclosure of analysis of single amount of discontinued operations [line items]
Gross cash proceeds		$ (282.0)
Consideration to be received		$ 282.0
Discontinued operations | Boto Gold Project
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest	90.00%	90.00%
Discontinued operations | Senegal Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest	100.00%	100.00%
Portion of deferred consideration received consisting of cash and cash equivalents	$ 32.0